Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue from Segment Amounts to Consolidated Amounts
The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Franchise and licensing fees	$1,537	$1,326	$1,095
Base and other management fees(1)	385	379	284
Incentive management fees	235	222	142
Management and franchise	2,157	1,927	1,521
Ownership	1,484	1,432	1,434
Segment revenues	3,641	3,359	2,955
Amortization of contract acquisition costs	(27)	(17)	(16)
Other revenues	98	105	82
Direct reimbursements from managed and franchised properties(2)	2,881	2,572	1,644
Indirect reimbursements from managed and franchised properties(2)	2,357	2,155	1,953
Intersegment fees elimination(1)	(44)	(43)	(42)
Total revenues	$8,906	$8,131	$6,576

____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.

(2)	Included in other revenues from managed and franchised properties in our consolidated statements of operations.

Reconciliation of Segment Operating Income to Income from Continuing Operations Before Income Taxes
The following table presents operating income for our reportable segments, reconciled to consolidated income from continuing operations before income taxes:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Management and franchise(1)	$2,157	$1,927	$1,521
Ownership(1)	108	120	113
Segment operating income	2,265	2,047	1,634
Amortization of contract acquisition costs	(27)	(17)	(16)
Other revenues, less other expenses	47	49	16
Net other expenses from managed and franchised properties	(85)	(172)	(12)
Depreciation and amortization	(325)	(336)	(353)
General and administrative	(443)	(439)	(409)
Gain on sales of assets, net	—	—	8
Operating income	1,432	1,132	868
Interest expense	(371)	(351)	(334)
Gain (loss) on foreign currency transactions	(11)	3	(16)
Loss on debt extinguishment	—	(60)	—
Other non-operating income, net	28	29	22
Income from continuing operations before income taxes	$1,078	$753	$540
____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.

Schedule of Assets by Segment
The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
	2018	2017
	(in millions)
Management and franchise	$11,362	$11,505
Ownership	927	964
Corporate and other	1,706	1,759
	$13,995	$14,228

Schedule of Capital Expenditures by Segment
The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated capital expenditures of continuing operations:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Ownership	$42	$32	$45
Corporate and other	30	26	17
	$72	$58	$62

Revenues by Country	Total revenues by country were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
U.S.	$6,848	$6,046	$4,524
United Kingdom	545	544	942
All other	1,513	1,541	1,110
	$8,906	$8,131	$6,576

Property and Equipment, Net by Country	Property and equipment, net by country was as follows:

	December 31,
	2018	2017
	(in millions)
U.S.	$109	$105
Japan	106	94
United Kingdom	75	82
Germany	40	36
All other	37	36
	$367	$353